SUBSEQUENT EVENTS (Details) - CAD ($)	Jan. 28, 2021	Jan. 04, 2021	Jul. 27, 2020	Mar. 27, 2020
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			10,994,000	4,662,675
Aggregate gross proceeds from issuance			$ 30,013,620	$ 8,625,948
Share price			$ 2.73	$ 1.85
Sale of NSR Royalty [Member] | Golden Predator [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total cash consideration on sale		$ 4,500,000
Gain on sale		$ 4,500,000
Issuance of flow-through common shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	2,704,770
Aggregate gross proceeds from issuance	$ 11,700,666
Issuance of flow-through common shares [Member] | Canadian exploration expenses shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	2,053,670
Share price	$ 4.48
Issuance of flow-through common shares [Member] | Canadian development expenses shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	651,100
Share price	$ 3.84